CONSOLIDATED STATEMENTS OF RETAINED EARNINGS, ACCUMULATED OTHER COMPREHENSIVE LOSS AND CHANGES IN CAPITAL ACCOUNTS - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Loss	Treasury Shares	Total
BALANCE at Dec. 29, 2012	$ 176,437	$ 147,018	$ 1,071,551	$ (10,074)	$ (1,511,862)	$ (126,930)
BALANCE (in shares) at Dec. 29, 2012	176,437,234				59,851,190
Activity in the Capital in excess of par value, Retained earnings and Common stock in treasury, at cost
Net income			72,995			72,995
Other comprehensive loss, net of Income taxes				(10,805)		(10,805)
Exercise of stock options			(5,959)		$ 10,782	4,823
Exercise of stock options (in shares)					(544,200)
Restricted shares issued, net of cancellations and shares withheld for taxes			(5,724)		$ 3,422	(2,302)
Restricted shares issued, net of cancellations and shares withheld for taxes (in shares)					(171,577)
Amortization - share-based compensation		9,618				9,618
Exchanges of Convertible Senior Notes, net		(652)	(112,230)		$ 133,001	20,119
Exchanges of Convertible Senior Notes, net (in shares)					(5,634,179)
BALANCE at Dec. 28, 2013	$ 176,437	155,984	1,020,633	(20,879)	$ (1,364,657)	(32,482)
BALANCE (in shares) at Dec. 28, 2013	176,437,234				53,501,234
Activity in the Capital in excess of par value, Retained earnings and Common stock in treasury, at cost
Net income			159,160			159,160
Other comprehensive loss, net of Income taxes				(9,107)		(9,107)
Exercise of stock options			(23,266)		$ 65,215	41,949
Exercise of stock options (in shares)					(4,010,331)
Restricted shares issued, net of cancellations and shares withheld for taxes			(10,884)		$ 7,859	(3,025)
Restricted shares issued, net of cancellations and shares withheld for taxes (in shares)					(425,105)
Amortization - share-based compensation		43,116				43,116
BALANCE at Jan. 03, 2015	$ 176,437	199,100	1,145,643	(29,986)	$ (1,291,583)	199,611
BALANCE (in shares) at Jan. 03, 2015	176,437,234				49,065,798
Activity in the Capital in excess of par value, Retained earnings and Common stock in treasury, at cost
Net income			17,087			17,087
Other comprehensive loss, net of Income taxes				(55)		(55)
Exercise of stock options			(2,109)		$ 4,573	2,464
Exercise of stock options (in shares)					(244,780)
Restricted shares issued, net of cancellations and shares withheld for taxes			(4,783)		$ 5,320	537
Restricted shares issued, net of cancellations and shares withheld for taxes (in shares)					(276,843)
Amortization - share-based compensation		25,577				25,577
BALANCE at Jan. 02, 2016	$ 176,437	$ 224,677	$ 1,155,838	$ (30,041)	$ (1,281,690)	$ 245,221
BALANCE (in shares) at Jan. 02, 2016	176,437,234				48,544,175